Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Performance share units (PSUs) [member]
Disclosure of other equity instruments [line items]
Actual performance factor achieved during completed performance period	0.00%